OTHER NON-CURRENT LIABILITIES - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT LIABILITIES -THIRD PARTIES
Schedule of other non-current liabilities - third parties

	As of December 31,
	2025	2024
	US$	US$
Deposits from third parties	18,442	17,438
Conditional and refundable government grants (i)	77,624	76,019
Warranty provision	28,938	21,313
Total	125,004	114,770
(i)The Group was awarded grants from governments and conditional on the operation performance and tax contribution in certain specified regions in the next few years. The government grants have been received and recognized as other non-current liabilities, which will be released to other operating income in the consolidated statements of comprehensive loss when the conditions attached for operation performance and tax contribution are satisfied. As of December 31, 2025, the Group estimated that the conditions attached for operation performance and tax contribution would be not probable to be satisfied, thus the Group classified these liabilities as other non-current liabilities.